General	12 Months Ended
Dec. 31, 2021
Disclosure of general information about financial statements [text block] [Abstract]
GENERAL

NOTE 1 - GENERAL:

a.	Safe-T Group Ltd. (collectively referred to with its wholly-owned subsidiaries as the “Company”) is a global provider of cyber-security and privacy solutions to consumers and enterprises.

b.	The Company’s ordinary shares are listed on the Tel Aviv Stock Exchange (“TASE”) and as of August 17, 2018, the Company’s American Depositary Shares (“ADSs”) are listed on the Nasdaq Capital Market.

c.	On September 19, 2021, the Company’s shareholders approved a reverse split of the ordinary share capital of the Company by a ratio of 40:1, to be effective at the ratio and date to be determined by the Company. The reverse split became effective on October 15, 2021 (the “Reverse Split”). This operation did not affect the Company’s ADSs, hence the new ratio between the ordinary shares and the ADSs was set following the effectiveness at 1:1 instead of the previous 40:1 ratio. All descriptions of the Company’s share capital in these consolidated financial statements, including share amounts and per share amounts, are presented after giving effect to the Reverse Split.

d.

The Company has suffered recurring losses from operations, has an accumulated deficit as of December 31, 2021, as well as cash outflows from operating activities in recent years. The Company expects to continue incurring losses and negative cash flows from operations until its products reach commercial profitability. The Company monitors its cash flow projections on a current basis and takes active measures to obtain the funding it requires to continue its operations. These cash flow projections are subject to various risks and uncertainties concerning their fulfilment. These factors and the risk inherent in the Company’s operations may cast significant doubt on the Company’s ability to continue as a going concern. These consolidated financial statements have been prepared assuming that the Company will continue as a going concern and do not include any adjustments that might result from the outcome of this uncertainty.

As a U.S. SEC registrant, the Company is required to have its financial statements audited in accordance with Public Company Oversight Board (“PCAOB”) standards. References in these IFRS financial statements to matters that may cast significant doubt about the Company’s ability to continue as a going concern also raise substantial doubt as contemplated by the PCAOB standards.

Management’s plans include the continued commercialization of the Company’s products and raising capital through the sale of additional equity securities, debt or capital inflows from strategic partnerships. There are no assurances, however, that the Company will be successful in obtaining the level of financing needed for its operations. If the Company is unsuccessful in commercializing its products and raising capital, it may need to reduce activities, curtail or cease operations.